Segmental information - Additional Information (Details) - United States - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reportable segments [line items]
Tangible fixed assets	$ 294	$ 307
Property, plant and equipment
Disclosure of reportable segments [line items]
Tangible fixed assets	93	99
Right-of-use assets
Disclosure of reportable segments [line items]
Tangible fixed assets	$ 201	$ 208